REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS - Performance Obligations (Details) $ in Millions	Dec. 31, 2025 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 37,475
Within One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	57.00%
Greater Than One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	43.00%